CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME
Net (loss)/income	$ 36,943	¥ 240,352	¥ (117,939)	¥ (310,194)
Other comprehensive income/(loss):
Foreign currency translation adjustments, net of nil tax	(4,902)	(31,893)	1,908	15,422
Total comprehensive (loss)/income	$ 32,041	¥ 208,459	¥ (116,031)	¥ (294,772)